CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net Income/(Loss)	$ 131,253	$ (32,936)	$ 83,905
Other comprehensive income/(loss):
Unrealized losses on available for sale securities	(1,846)	(9,771)	(26,607)
Amortization of deferred realized losses on cash flow hedges	3,622	3,694	3,694
Accelerated amortization of deferred realized losses on cash flow hedges		1,443
Total Other Comprehensive Income/(Loss)	1,776	(4,634)	(22,913)
Comprehensive Income/(Loss)	$ 133,029	$ (37,570)	$ 60,992